Significant acquisition of businesses (Details 1) - USD ($) $ in Millions		12 Months Ended
	Oct. 03, 2023	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Net assets derecognized	$ 8,647
Derecognition of distribution liability	13,962
Difference between net assets and distribution liability	5,315
Distribution of dividend to dividend bearing shares	492
Cumulative currency translation gains/losses recycled through income statement	357
Transaction costs recognized in the consolidated income statement	(304)
Gain on distribution of Sandoz Group AG to Novartis AG shareholders	$ 5,860	$ 5,860